CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 2,067	$ 1,754
Restricted deposits	602	609
Trade receivables (net of allowance for doubtful accounts of $10 at June 30, 2016 and December 31, 2015)	2,932	4,038
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 4)	2,184	2,207
Other accounts receivable and prepaid expenses	498	206
Inventories (Note 5)	7,042	6,565
Total current assets	15,325	15,379
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	57	119
PROPERTY, PLANT AND EQUIPMENT, NET	3,074	3,078
Total assets	18,456	18,576
CURRENT LIABILITIES:
Bank credit	1,322	2,416
Trade payables	1,289	1,961
Convertible Note and Loans from shareholders, net (Note 7)	102	1,634
Other accounts payable and accrued expenses	2,858	2,846
Total current liabilities	5,571	8,857
LONG-TERM LIABILITIES:
Convertible Note and Loans from shareholders, net (Note 7)	3,052
Accrued severance pay and other long term liability	671	660
Total long-term liabilities	3,723	660
EQUITY:
Share capital (Note 9) - Ordinary shares of NIS 0.015 par value - Authorized: 75,000,000 shares at June 30, 2016 and 30,000,000 shares at December 31, 2015; Issued and outstanding: 32,920,241 at June 30, 2016 and 15,898,965 at December 31, 2015, respectively.	213	146
Additional paid-in capital	85,961	82,427
Accumulated other comprehensive income	329	387
Accumulated deficit	(77,874)	(74,453)
Total RADA Electronic Industries shareholders' equity	8,629	8,507
Non-controlling interest	533	552
Total equity	9,162	9,059
Total liabilities and equity	$ 18,456	$ 18,576